Securitizations and Other Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Securitizations and Other Variable Interest Entities
Securitizations and Other Variable Interest Entities
The Corporation utilizes variable interest entities (VIEs) in the ordinary course of business to support its own and its customers’ financing and investing needs. The Corporation routinely securitizes loans and debt securities using VIEs as a source of funding for the Corporation and as a means of transferring the economic risk of the loans or debt securities to third parties. The assets are transferred into a trust or other securitization vehicle such that the assets are legally isolated from the creditors of the Corporation and are not available to satisfy its obligations. These assets can only be used to settle obligations of the trust or other securitization vehicle. The Corporation also administers, structures or invests in other VIEs including CDOs, investment vehicles and other entities. For more information on the Corporation’s utilization of VIEs, see Note 1 – Summary of Significant Accounting Principles.
The tables in this Note present the assets and liabilities of consolidated and unconsolidated VIEs at December 31, 2014 and 2013, in situations where the Corporation has continuing involvement with transferred assets or if the Corporation otherwise has a variable interest in the VIE. The tables also present the Corporation’s maximum loss exposure at December 31, 2014 and 2013 resulting from its involvement with consolidated VIEs and unconsolidated VIEs in which the Corporation holds a variable interest. The Corporation’s maximum loss exposure is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Consolidated Balance Sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements. The Corporation’s maximum loss exposure does not include losses previously recognized through write-downs of assets.
The Corporation invests in asset-backed securities (ABS) issued by third-party VIEs with which it has no other form of involvement. These securities are included in Note 3 – Securities and Note 20 – Fair Value Measurements. In addition, the Corporation uses VIEs such as trust preferred securities trusts in connection with its funding activities. For additional information, see Note 11 – Long-term Debt. The Corporation also uses VIEs in the form of synthetic securitization vehicles to mitigate a portion of the credit risk on its residential mortgage loan portfolio, as described in Note 4 – Outstanding Loans and Leases. The Corporation uses VIEs, such as cash funds managed within Global Wealth & Investment Management (GWIM), to provide investment opportunities for clients. These VIEs, which are not consolidated by the Corporation, are not included in the tables in this Note.
Except as described below, the Corporation did not provide financial support to consolidated or unconsolidated VIEs during 2014 or 2013 that it was not previously contractually required to provide, nor does it intend to do so.
Mortgage-related Securitizations
First-lien Mortgages
As part of its mortgage banking activities, the Corporation securitizes a portion of the first-lien residential mortgage loans it originates or purchases from third parties, generally in the form of RMBS guaranteed by government-sponsored enterprises, FNMA and FHLMC (collectively the GSEs), or GNMA primarily in the case of FHA-insured and U.S. Department of Veterans Affairs (VA)-guaranteed mortgage loans. Securitization usually occurs in conjunction with or shortly after origination or purchase. In addition, the Corporation may, from time to time, securitize commercial mortgages it originates or purchases from other entities. The Corporation typically services the loans it securitizes. Further, the Corporation may retain beneficial interests in the securitization trusts including senior and subordinate securities and equity tranches issued by the trusts. Except as described below and in Note 7 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties.
The table below summarizes select information related to first-lien mortgage securitizations for 2014 and 2013.

First-lien Mortgage Securitizations

	Residential Mortgage
	Agency		Non-agency - Subprime		Commercial Mortgage
(Dollars in millions)	2014	2013	2014	2013	2014	2013
Cash proceeds from new securitizations (1)	$36,905	$49,888	$809	$—	$5,710	$5,326
Gain on securitizations (2)	371	81	49	—	68	119

(1)
The Corporation transfers residential mortgage loans to securitizations sponsored by the GSEs or GNMA in the normal course of business and receives RMBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
Substantially all of the first-lien residential and commercial mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. As such, gains are recognized on these LHFS prior to securitization. The Corporation recognized $715 million and $2.0 billion of gains, net of hedges, on loans securitized during 2014 and 2013.

In addition to cash proceeds as reported in the table above, the Corporation received securities with an initial fair value of $5.4 billion and $3.3 billion in connection with first-lien mortgage securitizations in 2014 and 2013. All of these securities were initially classified as Level 2 assets within the fair value hierarchy. During 2014 and 2013, there were no changes to the initial classification.
The Corporation recognizes consumer MSRs from the sale or securitization of first-lien mortgage loans. Servicing fee and ancillary fee income on consumer mortgage loans serviced, including securitizations where the Corporation has continuing involvement, were $1.8 billion and $2.9 billion in 2014 and 2013. Servicing advances on consumer mortgage loans, including securitizations where the Corporation has continuing involvement, were $10.4 billion and $14.1 billion at December 31, 2014 and 2013. The Corporation may have the option to repurchase delinquent loans out of securitization trusts, which reduces the amount of servicing advances it is required to make. During 2014 and 2013, $5.2 billion and $10.8 billion of loans were repurchased from first-lien securitization trusts primarily as a result of loan delinquencies or to perform modifications. The majority of these loans repurchased were FHA-insured mortgages collateralizing GNMA securities. For more information on MSRs, see Note 23 – Mortgage Servicing Rights.
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

First-lien Mortgage VIEs

	Residential Mortgage
			Non-agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Unconsolidated VIEs
Maximum loss exposure (1)	$14,918	$21,140	$1,288	$1,527	$3,167	$591	$710	$437	$352	$432
On-balance sheet assets
Senior securities held (2):
Trading account assets	$584	$650	$3	$—	$14	$1	$81	$3	$54	$14
Debt securities carried at fair value	13,473	19,451	816	988	2,811	220	383	109	76	306
Held-to-maturity securities	837	1,012	—	—	—	—	—	—	42	—
Subordinate securities held (2):
Trading account assets	—	—	—	—	—	8	1	—	58	13
Debt securities carried at fair value	—	—	12	15	5	6	—	—	58	53
Held-to-maturity securities	—	—	—	—	—	—	—	—	15	—
Residual interests held	—	—	10	13	—	—	—	—	22	16
All other assets (3)	24	27	56	71	1	1	245	325	—	—
Total retained positions	$14,918	$21,140	$897	$1,087	$2,831	$236	$710	$437	$325	$402
Principal balance outstanding (4)	$397,055	$437,765	$20,167	$25,104	$32,592	$36,854	$50,054	$56,454	$20,593	$19,730

Consolidated VIEs
Maximum loss exposure (1)	$38,345	$42,420	$77	$79	$206	$183	$—	$—	$—	$—
On-balance sheet assets
Trading account assets	$1,538	$1,640	$—	$—	$30	$—	$—	$—	$—	$—
Loans and leases	36,187	40,316	130	140	768	803	—	—	—	—
Allowance for loan and lease losses	(2)	(3)	—	—	—	—	—	—	—	—
All other assets	623	474	6	—	15	7	—	—	—	—
Total assets	$38,346	$42,427	$136	$140	$813	$810	$—	$—	$—	$—
On-balance sheet liabilities
Long-term debt	$1	$7	$56	$61	$770	$803	$—	$—	$—	$—
All other liabilities	—	—	3	—	13	7	—	—	—	—
Total liabilities	$1	$7	$59	$61	$783	$810	$—	$—	$—	$—

(1)
Maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and other servicing rights and obligations. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees and Note 23 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2014 and 2013, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)
Not included in the table above are all other assets of $635 million and $1.6 billion, representing the unpaid principal balance of mortgage loans eligible for repurchase from unconsolidated residential mortgage securitization vehicles, principally guaranteed by GNMA, and all other liabilities of $635 million and $1.6 billion, representing the principal amount that would be payable to the securitization vehicles if the Corporation was to exercise the repurchase option, at December 31, 2014 and 2013.

(4)	Principal balance outstanding includes loans the Corporation transferred with which it has continuing involvement, which may include servicing the loans.
Home Equity Loans
The Corporation retains interests in home equity securitization trusts to which it transferred home equity loans. These retained interests include senior and subordinate securities and residual interests. In addition, the Corporation may be obligated to provide subordinate funding to the trusts during a rapid amortization event. The Corporation typically services the loans in the trusts. Except as described below and in Note 7 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties. There were no securitizations of home equity loans during 2014 and 2013, and all of the home equity trusts that hold revolving home equity lines of credit (HELOCs) have entered the rapid amortization phase.
The table below summarizes select information related to home equity loan securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

Home Equity Loan VIEs

	December 31
	2014			2013
(Dollars in millions)	Consolidated VIEs	Unconsolidated VIEs	Total	Consolidated VIEs	Unconsolidated VIEs	Total
Maximum loss exposure (1)	$991	$5,224	$6,215	$1,269	$6,217	$7,486
On-balance sheet assets
Trading account assets	$—	$14	$14	$—	$12	$12
Debt securities carried at fair value	—	39	39	—	25	25
Loans and leases	1,014	—	1,014	1,329	—	1,329
Allowance for loan and lease losses	(56)	—	(56)	(80)	—	(80)
All other assets	33	—	33	20	—	20
Total	$991	$53	$1,044	$1,269	$37	$1,306
On-balance sheet liabilities
Long-term debt	$1,076	$—	$1,076	$1,450	$—	$1,450
All other liabilities	—	—	—	90	—	90
Total	$1,076	$—	$1,076	$1,540	$—	$1,540
Principal balance outstanding	$1,014	$6,362	$7,376	$1,329	$7,542	$8,871

(1)
For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.

The maximum loss exposure in the table above includes the Corporation’s obligation to provide subordinated funding to the consolidated and unconsolidated home equity loan securitizations that have entered a rapid amortization period. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities and the Corporation continues to make advances to borrowers when they draw on their lines of credit. At December 31, 2014 and 2013, home equity loan securitizations in rapid amortization for which the Corporation has a subordinated funding obligation, including both consolidated and unconsolidated trusts, had $6.3 billion and $7.6 billion of trust certificates outstanding. This amount is significantly greater than the amount the Corporation expects to fund. The charges that will ultimately be recorded as a result of the rapid amortization events depend on the undrawn available credit on the home equity lines, which totaled $39 million and $82 million at December 31, 2014 and 2013, as well as performance of the loans, the amount of subsequent draws and the timing of related cash flows.
During 2013, the Corporation transferred servicing for consolidated home equity securitization trusts with total assets of $475 million and total liabilities of $616 million to a third party. As the Corporation no longer services the underlying loans, these trusts were deconsolidated, resulting in a gain of $141 million that was recorded in other income (loss) in the Consolidated Statement of Income.

Credit Card Securitizations
The Corporation securitizes originated and purchased credit card loans. The Corporation’s continuing involvement with the U.S. securitization trust includes servicing the receivables, retaining an undivided interest (seller’s interest) in the receivables, and holding certain retained interests including senior and subordinate securities, subordinate interests in accrued interest and fees on the securitized receivables, and cash reserve accounts. The seller’s interest in the U.S. trust, which is pari passu to the investors’ interest, is classified in loans and leases. All debt issued from the U.K. securitization trust has matured and the credit card receivables were reconveyed to the Corporation during 2014.
The table below summarizes select information related to consolidated credit card securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

Credit Card VIEs

	December 31
(Dollars in millions)	2014	2013
Consolidated VIEs
Maximum loss exposure	$43,139	$49,621
On-balance sheet assets
Derivative assets	$1	$182
Loans and leases (1)	53,068	61,241
Allowance for loan and lease losses	(1,904)	(2,585)
Loans held-for-sale	—	386
All other assets (2)	391	2,281
Total	$51,556	$61,505
On-balance sheet liabilities
Long-term debt	$8,401	$11,822
All other liabilities	16	62
Total	$8,417	$11,884

(1)	At December 31, 2014 and 2013, loans and leases included $36.9 billion and $41.2 billion of seller’s interest.

(2)	At December 31, 2014 and 2013, all other assets included restricted cash, certain short-term investments, and unbilled accrued interest and fees.
During 2014, $4.1 billion of new senior debt securities were issued to third-party investors from the U.S. credit card securitization trust and none were issued during 2013.
The Corporation held subordinate securities issued by credit card securitization trusts with a notional principal amount of $7.4 billion and $7.9 billion at December 31, 2014 and 2013. These securities serve as a form of credit enhancement to the senior debt securities and have a stated interest rate of zero percent. There were $662 million of these subordinate securities issued during 2014 and none issued during 2013.

Other Asset-backed Securitizations
Other asset-backed securitizations include resecuritization trusts, municipal bond trusts, and automobile and other securitization trusts. The table below summarizes select information related to other asset-backed securitizations in which the Corporation held a variable interest at December 31, 2014 and 2013.

Other Asset-backed VIEs

	Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31		December 31		December 31
(Dollars in millions)	2014	2013	2014	2013	2014	2013
Unconsolidated VIEs
Maximum loss exposure	$8,569	$11,913	$2,100	$2,192	$77	$81
On-balance sheet assets
Senior securities held (1, 2):
Trading account assets	$767	$971	$25	$53	$6	$1
Debt securities carried at fair value	6,945	10,866	—	—	61	70
Held-to-maturity securities	740	—	—	—	—	—
Subordinate securities held (1, 2):
Trading account assets	37	—	—	—	—	—
Debt securities carried at fair value	73	71	—	—	—	—
Residual interests held (3)	7	5	—	—	—	—
All other assets	—	—	—	—	10	10
Total retained positions	$8,569	$11,913	$25	$53	$77	$81
Total assets of VIEs (4)	$28,065	$40,924	$3,314	$3,643	$1,276	$1,788

Consolidated VIEs
Maximum loss exposure	$654	$164	$2,440	$2,667	$92	$94
On-balance sheet assets
Trading account assets	$1,295	$319	$2,452	$2,684	$—	$—
Loans and leases	—	—	—	—	—	680
Loans held-for-sale	—	—	—	—	555	—
All other assets	—	—	—	—	54	61
Total assets	$1,295	$319	$2,452	$2,684	$609	$741
On-balance sheet liabilities
Short-term borrowings	$—	$—	$1,032	$1,073	$—	$—
Long-term debt	641	155	12	17	516	646
All other liabilities	—	—	—	—	1	1
Total liabilities	$641	$155	$1,044	$1,090	$517	$647

(1)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2014 and 2013, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(2)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(3)	The retained residual interests are carried at fair value which was derived using model valuations (Level 2 of the fair value hierarchy).

(4)	Total assets include loans the Corporation transferred with which the Corporation has continuing involvement, which may include servicing the loan.
Resecuritization Trusts
The Corporation transfers existing securities, typically MBS, into resecuritization vehicles at the request of customers seeking securities with specific characteristics. The Corporation may also resecuritize securities within its investment portfolio for purposes of improving liquidity and capital, and managing credit or interest rate risk. Generally, there are no significant ongoing activities performed in a resecuritization trust and no single investor has the unilateral ability to liquidate the trust.
The Corporation resecuritized $14.4 billion and $26.5 billion of securities in 2014 and 2013. Resecuritizations in 2014 included $1.5 billion of AFS securities, and gains on sale of $71 million were recorded. Other securities transferred into resecuritization vehicles during 2014 and 2013 were classified as trading account assets. As such, changes in fair value were recorded in trading account profits prior to the resecuritization and no gain or loss on sale was recorded.
Municipal Bond Trusts
The Corporation administers municipal bond trusts that hold highly-rated, long-term, fixed-rate municipal bonds. The trusts obtain financing by issuing floating-rate trust certificates that reprice on a weekly or other short-term basis to third-party investors. The Corporation may transfer assets into the trusts and may also serve as remarketing agent and/or liquidity provider for the trusts. The floating-rate investors have the right to tender the certificates at specified dates. Should the Corporation be unable to remarket the tendered certificates, it may be obligated to purchase them at par under standby liquidity facilities. The Corporation also provides credit enhancement to investors in certain municipal bond trusts whereby the Corporation guarantees the payment of interest and principal on floating-rate certificates issued by these trusts in the event of default by the issuer of the underlying municipal bond.
The Corporation’s liquidity commitments to unconsolidated municipal bond trusts, including those for which the Corporation was transferor, totaled $2.1 billion at both December 31, 2014 and 2013. The weighted-average remaining life of bonds held in the trusts at December 31, 2014 was 7.2 years. There were no material write-downs or downgrades of assets or issuers during 2014 and 2013.
Automobile and Other Securitization Trusts
The Corporation transfers automobile and other loans into securitization trusts, typically to improve liquidity or manage credit risk. At December 31, 2014 and 2013, the Corporation serviced assets or otherwise had continuing involvement with automobile and other securitization trusts with outstanding balances of $1.9 billion and $2.5 billion, including trusts collateralized by automobile loans of $400 million and $877 million, student loans of $609 million and $741 million, and other loans of $876 million and $911 million.
Other Variable Interest Entities
The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2014 and 2013.

Other VIEs

	December 31
	2014			2013
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$7,981	$12,391	$20,372	$9,716	$12,523	$22,239
On-balance sheet assets
Trading account assets	$1,575	$355	$1,930	$3,769	$1,420	$5,189
Derivative assets	5	284	289	3	739	742
Debt securities carried at fair value	—	483	483	—	1,944	1,944
Loans and leases	4,020	2,693	6,713	4,609	270	4,879
Allowance for loan and lease losses	(6)	—	(6)	(6)	—	(6)
Loans held-for-sale	1,267	814	2,081	998	85	1,083
All other assets	1,641	6,374	8,015	1,734	6,167	7,901
Total	$8,502	$11,003	$19,505	$11,107	$10,625	$21,732
On-balance sheet liabilities
Short-term borrowings	$—	$—	$—	$77	$—	$77
Long-term debt (1)	1,834	—	1,834	4,487	—	4,487
All other liabilities	105	2,643	2,748	93	2,538	2,631
Total	$1,939	$2,643	$4,582	$4,657	$2,538	$7,195
Total assets of VIEs	$8,502	$41,467	$49,969	$11,107	$38,505	$49,612

(1)
Includes $584 million, $0 and $780 million of long-term debt at December 31, 2014 and $1.2 billion, $1.3 billion and $780 million of long-term debt at December 31, 2013 issued by consolidated customer vehicles, CDO vehicles and investment vehicles, respectively, which has recourse to the general credit of the Corporation.

Customer Vehicles
Customer vehicles include credit-linked, equity-linked and commodity-linked note vehicles, repackaging vehicles, and asset acquisition vehicles, which are typically created on behalf of customers who wish to obtain market or credit exposure to a specific company, index, commodity or financial instrument. The Corporation may transfer assets to and invest in securities issued by these vehicles. The Corporation typically enters into credit, equity, interest rate, commodity or foreign currency derivatives to synthetically create or alter the investment profile of the issued securities.
The Corporation’s maximum loss exposure to consolidated and unconsolidated customer vehicles totaled $4.7 billion and $5.9 billion at December 31, 2014 and 2013, including the notional amount of derivatives to which the Corporation is a counterparty, net of losses previously recorded, and the Corporation’s investment, if any, in securities issued by the vehicles. The maximum loss exposure has not been reduced to reflect the benefit of offsetting swaps with the customers or collateral arrangements. The Corporation also had liquidity commitments, including written put options and collateral value guarantees, with certain unconsolidated vehicles of $658 million and $748 million at December 31, 2014 and 2013, that are included in the table above.
Collateralized Debt Obligation Vehicles
The Corporation receives fees for structuring CDO vehicles, which hold diversified pools of fixed-income securities, typically corporate debt or ABS, which they fund by issuing multiple tranches of debt and equity securities. Synthetic CDOs enter into a portfolio of CDS to synthetically create exposure to fixed-income securities. CLOs, which are a subset of CDOs, hold pools of loans, typically corporate loans. CDOs are typically managed by third-party portfolio managers. The Corporation typically transfers assets to these CDOs, holds securities issued by the CDOs and may be a derivative counterparty to the CDOs, including a CDS counterparty for synthetic CDOs. The Corporation has also entered into total return swaps with certain CDOs whereby the Corporation absorbs the economic returns generated by specified assets held by the CDO.

The Corporation’s maximum loss exposure to consolidated and unconsolidated CDOs totaled $780 million and $2.1 billion at December 31, 2014 and 2013. This exposure is calculated on a gross basis and does not reflect any benefit from insurance purchased from third parties.
At December 31, 2014, the Corporation had $1.2 billion of aggregate liquidity exposure, included in the Other VIEs table net of previously recorded losses, to unconsolidated CDOs which hold senior CDO debt securities or other debt securities on the Corporation’s behalf. For additional information, see Note 12 – Commitments and Contingencies.
Investment Vehicles
The Corporation sponsors, invests in or provides financing, which may be in connection with the sale of assets, to a variety of investment vehicles that hold loans, real estate, debt securities or other financial instruments and are designed to provide the desired investment profile to investors or the Corporation. At December 31, 2014 and 2013, the Corporation’s consolidated investment vehicles had total assets of $1.1 billion and $1.2 billion. The Corporation also held investments in unconsolidated vehicles with total assets of $11.2 billion and $5.5 billion at December 31, 2014 and 2013. The Corporation’s maximum loss exposure associated with both consolidated and unconsolidated investment vehicles totaled $5.1 billion and $4.2 billion at December 31, 2014 and 2013 comprised primarily of on-balance sheet assets less non-recourse liabilities.
The Corporation transferred servicing advance receivables to independent third parties in connection with the sale of MSRs. Portions of the receivables were transferred into unconsolidated securitization trusts. The Corporation retained senior interests in such receivables with a maximum loss exposure and funding obligation of $660 million and $2.5 billion, including a funded balance of $431 million and $1.9 billion at December 31, 2014 and 2013, which were classified in other debt securities carried at fair value.
Leveraged Lease Trusts
The Corporation’s net investment in consolidated leveraged lease trusts totaled $3.3 billion and $3.8 billion at December 31, 2014 and 2013. The trusts hold long-lived equipment such as rail cars, power generation and distribution equipment, and commercial aircraft. The Corporation structures the trusts and holds a significant residual interest. The net investment represents the Corporation’s maximum loss exposure to the trusts in the unlikely event that the leveraged lease investments become worthless. Debt issued by the leveraged lease trusts is non-recourse to the Corporation.
Real Estate Vehicles
The Corporation held investments in unconsolidated real estate vehicles of $6.2 billion and $5.8 billion at December 31, 2014 and 2013, which primarily consisted of investments in unconsolidated limited partnerships that finance the construction and rehabilitation of affordable rental housing and commercial real estate. An unrelated third party is typically the general partner and has control over the significant activities of the partnership. The Corporation earns a return primarily through the receipt of tax credits allocated to the real estate projects. The Corporation’s risk of loss is mitigated by policies requiring that the project qualify for the expected tax credits prior to making its investment. The Corporation may from time to time be asked to invest additional amounts to support a troubled project. Such additional investments have not been and are not expected to be significant.
Other Asset-backed Financing Arrangements
The Corporation transferred pools of financial assets to certain independent third parties and provided financing for up to 75 percent of the purchase price under asset-backed financing arrangements. At December 31, 2014 and 2013, the Corporation’s maximum loss exposure under these financing arrangements was $77 million and $1.1 billion, substantially all of which is classified in loans and leases. All principal and interest payments have been received when due in accordance with their contractual terms. These arrangements are not included in the Other VIEs table because the purchasers are not VIEs.